Leases - Recognition of lease liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Leases
Lease liabilities, Beginning balance	$ 32,051	$ 20,744
Additions / changes in estimates	137	22,462
Exchange difference	7,061	(6,426)
Foreign currency translation	(174)	(284)
Liabilities associated with assets held for sale	(26)
Unwinding of discount	3,168	2,838
Lease payments	(10,267)	(7,851)
Lease liabilities, Ending balance	$ 32,298	$ 32,051